Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA JPMorgan Global Equities Portfolio

(the “Portfolio”)

Supplement dated February 28, 2023

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2022, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA JPMorgan Global Equities Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers” references to Zenah Shuhaiber are deleted and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since
Richard Morillot Executive Director and Portfolio Manager	January 2023

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the fifth paragraph under “J.P Morgan Investment Management Inc. (JPMorgan)” is deleted in its entirety and replaced with the following:

The SA JPMorgan Global Equities Portfolio is managed by Sandeep Bhargava, William Meadon and Richard Morillot, all of whom are Portfolio Managers in JPMorgan’s London-based International Equity Group. Messrs. Bhargava and Meadon, both Managing Directors, joined the firm in 1997 and 1996, respectively, while Mr. Morillot, Executive Director, joined the firm in 2013.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-JGE1.1 (2/23)

Filed under Rule 497(e)

Registration No. 33-52742

SunAmerica Series Trust

SA JPMorgan Global Equities Portfolio

(the “Portfolio”)

Supplement dated February 28, 2023

to the Portfolio’s Statement of Additional Information (“SAI”)

dated May 1, 2022, as supplemented and amended to date

Effective immediately, in the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” in the section pertaining to J.P. Morgan Investment Management Inc. (“JP Morgan”), Zenah Shuhaiber’s information is deleted and the following is added:

Adviser/ Subadvisers	Portfolio Managers	Other Accounts (As of 12/31/2022)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)

JP Morgan[1]	Morillot, Richard	2	$315.9	1	$43.5	1	$766.7

1 The total value and number of accounts managed by a Portfolio Manager may include sub-accounts of asset allocation, multi-managed and other accounts.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SASTSAI-SUP6.1	(2/23)